S000011204 [Member] Investment Risks - Dodge & Cox Balanced Fund	Dec. 31, 2024
Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Market risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. Local, national, regional or global events such as adverse political events, the imposition of tariffs or trade restrictions, war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, inflation, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described herein.

Asset allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Asset allocation risk. The assumptions and theses on which Dodge & Cox bases its allocation of assets may be wrong. The Fund’s balance between equity and debt securities limits its potential for capital appreciation relative to an all‑stock fund and contributes to greater volatility relative to an all‑bond fund.

Manager risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Manager risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Depending on market conditions, Dodge & Cox’s investing style may perform better or worse than portfolios with a different investment style. Dodge & Cox may not make timely purchases or sales of securities for the Fund. The Fund may underperform the broad market, relevant indices, or other funds with similar objectives and investment strategies.

Credits risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Credit risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.

Interests rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Interest rate risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Below investment grade securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Below investment-grade securities risk. Debt securities rated below investment-grade, also known as high-yield or “junk” bonds generally have greater credit risk, more price volatility, and less liquidity than investment-grade securities.

Mortgage and asset backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Mortgage- and asset-backed securities risk. Mortgage- and certain asset-backed securities permit early repayment of principal based on prepayment of the underlying assets; changes in the rate of repayment affect the price and volatility of an investment. If prepayments occur more quickly than expected, the Fund receives lower interest payments than it expects. If prepayments occur more slowly than expected, it delays the return of principal to the Fund. Securities issued by certain U.S. government sponsored entities (“GSEs”) are not issued or guaranteed by the U.S. Treasury; there is no assurance the U.S. government will provide support in the event a GSE issuer cannot meet its obligations.

Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified during times of market stress or under circumstances that cause increased supply in the market due to unusually high selling activity.

Non U S investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Non‑U.S. investment risk. Securities of non‑U.S. issuers (including ADRs and other securities that represent interests in a non‑U.S. issuer’s securities) may be more volatile, harder to value, and have lower overall liquidity than U.S. securities. Non‑U.S. issuers may be subject to political, economic, or market instability or unfavorable government action or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non‑U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non‑U.S. operations.

Non U S currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Non‑U.S. currency risk. Non‑U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure. Dodge & Cox may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk. Emerging and frontier market currencies may be more volatile than currencies of more developed countries.

Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Call risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation or anticipated income and reinvest the proceeds in securities with lower interest rates.

Sovereign and government related debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Sovereign and government-related debt risk. An issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due. In the event of a default by a governmental entity on a sovereign debt obligation, there may be few or no effective legal remedies for collecting on such debt.

Hybrid securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Hybrid securities risk. Hybrid securities are typically subordinated to an issuer’s senior debt instruments; therefore, they are subject to greater credit risk than those senior debt instruments. Many hybrid securities are subject to provisions permitting their issuers to skip or defer distributions under specified circumstances. Hybrid securities may have limited or no voting rights and may have substantially lower overall liquidity than other securities. Certain types of hybrid securities, such as non‑cumulative perpetual preferred stock, are issued predominantly by companies in the financial services industry and thus may present increased risk during times of financial upheaval, which may affect financial services companies more than other types of issuers.

Derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Derivatives risk. Investing with derivatives, such as currency forward contracts, equity options, total return swaps and equity index futures and Treasury futures, and other similar investments (collectively referred to as “derivatives”) involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. A derivative can create leverage because it can result in exposure to an amount of a security, index, or other underlying investment (a “notional amount”) that is substantially larger than the derivative position’s market value. Often, the upfront payment required to enter into a derivative is much smaller than the potential for loss, which for certain types of derivatives may be unlimited. The Fund may not be able to close a derivatives position at an advantageous time or price. As a result, the Fund may be required to continue making required margin and settlement payments and, if the Fund has insufficient cash on hand to meet such requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. For over‑the‑counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Derivatives also can create operational and legal risk. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Equity risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.